Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal year	Summary compensation table total for PEO(1) ($)	Compensation actually paid to PEO(2) ($)	Average summary compensation table total for non-PEO NEOs(1)(3) ($)	Average compensation actually paid to non-PEO NEOs(2)(3) ($)	Value of initial fixed $100 investment based on:		Net income ($)	Net realized gains/(losses) for Principal Finance segment ($)
					Total shareholder return ($)	Peer group total shareholder return(4) ($)
2025	11,424,139	11,251,405	4,816,589	4,524,079	71	109	72,188,000	157,744,000
2024	11,747,782	10,353,388	5,070,916	4,490,662	82	119	229,583,000	327,174,000
2023	11,727,836	19,336,976	4,914,556	6,793,242	193	105	718,199,000	187,376,000
2022	5,731,151	4,664,352	3,023,362	2,565,418	78	86	97,459,000	134,473,000

Company Selected Measure Name	Net realized gains/(losses) for the Principal Finance segment
Named Executive Officers, Footnote	Mr. Bogart was the PEO and Messrs. Molot (the Chief Investment Officer), Licht (the Chief Financial Officer) and Arnott (Chief Investment Officer—International) and Ms. O’Connell (the Chief Strategy Officer) were the non-PEO Named Executive Officers during the 2025 fiscal year, the 2024 fiscal year, the 2023 fiscal year and the 2022 fiscal year.
Peer Group Issuers, Footnote	The peer group for these purposes is the S&P Small Cap 600 Financials index. Pursuant to Item 402(v) of Regulation S-K, we used the same peer group used for purposes of Item 201(e) of Regulation S-K, the S&P Small Cap 600 Financials index. This column reflects corrected TSR values from the 2022 fiscal year through the 2024 fiscal year that have been updated due to a prior error.
PEO Total Compensation Amount	$ 11,424,139	$ 11,747,782	$ 11,727,836	$ 5,731,151
PEO Actually Paid Compensation Amount	$ 11,251,405	10,353,388	19,336,976	4,664,352
Adjustment To PEO Compensation, Footnote	Amounts in these columns have been calculated in accordance with the requirements of Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received. The table below sets forth the adjustments prescribed by Item 402(v) of Regulation S-K to the applicable “Total” column in the “Summary compensation table” to determine the “Compensation actually paid” amounts. In addition, all amounts presented for non-PEO Named Executive Officers are averages of the non-PEO Named Executive Officers group.

Fiscal year	Summary compensation table total for PEO ($)	Deduct: Stock awards for PEO(i) ($)	Add: Year-end value of unvested equity awards granted during year for PEO(ii) ($)	Increase/(decrease) in value of unvested equity awards granted in prior years for PEO ($)	Add: Value of equity awards granted and vested during year for PEO ($)	Increase/(decrease) in value of equity awards granted in prior years which vested during year for PEO ($)	Deduct: Equity awards that failed to vest during year for PEO ($)	Add: Dividends for PEO ($)	Total (compensation actually paid to PEO) ($)
2025	11,424,139	(3,176,660)	—	(491,474)	3,238,181	257,219	—	—	11,251,405
2024	11,747,782	(3,333,443)	2,879,269	(1,039,608)	—	99,389	—	—	10,353,388
2023	11,727,836	(1,458,625)	6,099,134	3,144,257	—	(175,626)	—	—	19,336,976
2022	5,731,151	(1,821,722)	1,600,970	(846,047)	—	—	—	—	4,664,352

Non-PEO NEO Average Total Compensation Amount	$ 4,816,589	5,070,916	4,914,556	3,023,362
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,524,079	4,490,662	6,793,242	2,565,418
Adjustment to Non-PEO NEO Compensation Footnote	Amounts in these columns have been calculated in accordance with the requirements of Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received. The table below sets forth the adjustments prescribed by Item 402(v) of Regulation S-K to the applicable “Total” column in the “Summary compensation table” to determine the “Compensation actually paid” amounts. In addition, all amounts presented for non-PEO Named Executive Officers are averages of the non-PEO Named Executive Officers group.Amounts for the 2022 fiscal year for non-PEO Named Executive Officers do not include any compensation for Mr. Kenneth Brause, the former Chief Financial Officer who ceased serving as the Chief Financial Officer on September 5, 2022. The exclusion of Mr. Brause’s compensation from these calculations is in connection with our transition to US domestic public company reporting status and due to his individualized compensation not being previously disclosed and not being required to be disclosed by us prior to such transition to US domestic public company reporting status.

Fiscal year	Summary compensation table total for non-PEO NEOs ($)	Deduct: Stock awards for non-PEO NEOs(i) ($)	Add: Year-end value of unvested equity awards granted during year for non-PEO NEOs(ii) ($)	Increase/(decrease) in value of unvested equity awards granted in prior years for non-PEO NEOs ($)	Add: Value of equity awards granted and vested during year for non-PEO NEOs ($)	Increase/(decrease) in value of equity awards granted in prior years which vested during year for non-PEO NEOs ($)	Deduct: Equity awards that failed to vest during year for non-PEO NEOs ($)	Add: Dividends for non-PEO NEOs ($)	Total (compensation actually paid to non-PEO NEOs) ($)
2025	4,816,589	(1,046,789)	152,172	(251,157)	847,117	6,147	—	—	4,524,079
2024	5,070,916	(1,047,307)	913,703	(479,393)	—	32,742	—	—	4,490,662
2023	4,914,556	(679,112)	1,428,254	1,255,409	—	(125,865)	—	—	6,793,242
2022	3,023,362	(767,192)	733,575	(406,844)	—	(17,484)	—	—	2,565,418

Compensation Actually Paid vs. Total Shareholder Return
The graph below shows the relationship between the “compensation actually paid” to the PEO and the average of the “compensation actually paid” to the non-PEO Named Executive Officers (in each case, with “compensation actually paid” calculated as set forth above in accordance with Item 402(v) of Regulation S-K) during the 2025 fiscal year, the 2024 fiscal year, the 2023 fiscal year and the 2022 fiscal year and our cumulative TSR measured starting from December 31, 2021 for each covered fiscal year. The graph below also shows the relationship between our TSR performance and the TSR performance of the peer group in the “pay versus performance” table above (which is the S&P Small Cap 600 Financials index) over the same period.

Compensation Actually Paid vs. Net Income
Relationship between compensation actually paid and net income/(loss)
We are a finance and asset management company focused on the business of law and manage a portfolio of legal finance assets funded primarily by our balance sheet. The legal finance assets comprising our portfolio are Level 3 assets for purposes of determining their fair value, which we report on a quarterly basis. Quarterly fluctuations in the fair value of the legal finance assets drive our capital provision income/(loss), which is the primary source of our consolidated revenues. As a result, our net income/(loss) is subject to significant volatility from period to period resulting from a range of inputs to our fair value methodology, and any correlation between our net income/(loss) and executive compensation levels is coincidental.
In any given period, the “compensation actually paid” to the PEO and the non-PEO Named Executive Officers is more closely tied to (i) the net realized gains/(losses) generated by our portfolio, which are listed as Burford-selected financial performance measure in the “pay versus performance” table above, and (ii) the change in price of our ordinary shares.
To align the compensation of the PEO and the non-PEO Named Executive Officers with the performance of our legal finance portfolio, a significant portion of their respective total compensation is awarded as long-term incentive compensation, which is tied directly to the cash profits generated by our legal finance portfolio. While long-term incentive compensation is accrued in our consolidated financial statements based on fair value gains/(losses) resulting from the quarterly portfolio valuation process (i.e., capital provision income/(loss)), that compensation is only paid upon the realization of those fair value gains/(losses) and receipt of cash proceeds. Therefore, the payment of long-term incentive compensation is more closely related to the cash-based metric of net realized gains/(losses), and only when those realized gains have been definitively settled in cash.
In addition, the interests of the PEO and the non-PEO Named Executive Officers are highly aligned with those of our shareholders through their beneficial ownership of approximately 8.8% of our outstanding ordinary shares as of March 2, 2026, as well as through their significant outstanding share-based awards. See “Security ownership of certain beneficial owners and management—Beneficial ownership information” for additional information with respect to the beneficial ownership of our ordinary shares by Messrs. Bogart and Molot and “Outstanding equity awards at fiscal year-end” and “Option exercises and stock vested” tables for additional information with respect to the outstanding share-based awards of Messrs. Bogart and Molot. As a result, the “compensation actually paid” to the PEO and the non-PEO Named Executive Officers, as calculated in accordance with Item 402(v) of Regulation S-K, is significantly driven by movements in our share price that occur after the grant date of such share-based awards.

Compensation Actually Paid vs. Company Selected Measure
Relationship between “compensation actually paid” and performance measures
The graph below shows the relationship between the “compensation actually paid” to the PEO and the average of the “compensation actually paid” to the non-PEO Named Executive Officers (in each case, with “compensation actually paid” calculated as set forth above in accordance with Item 402(v) of Regulation S-K) during the 2025 fiscal year, the 2024 fiscal year, the 2023 fiscal year and the 2022 fiscal year and the net realized gains/(losses) for the Principal Finance segment over the same period. The portion of the “compensation actually paid” attributable to long-term incentive compensation may not always correlate with net realized gains/(losses) in a given year, because carried interest allocation is only paid once cash proceeds are received. In some cases, net realized gains/(losses) may be recognized upon the definitive conclusion of an asset in one period, but the cash proceeds may not be received until the following period, being reflected as a due from settlement receivable in the interim. Nonetheless, net realized gains/(losses) remains the most directly relevant key metric in determining executive compensation in a given period.

Tabular List, Table

Performance measures
Net realized gains/(losses) for the Principal Finance segment
TSR

Total Shareholder Return Amount	$ 71	82	193	78
Peer Group Total Shareholder Return Amount	109	119	105	86
Net Income (Loss)	$ 72,188,000	$ 229,583,000	$ 718,199,000	$ 97,459,000
Company Selected Measure Amount	157,744,000	327,174,000	187,376,000	134,473,000
PEO Name	Mr. Bogart
Equity Awards Adjustments, Footnote	Amounts in this column for Messrs. Bogart and Molot represent the sum of (x) the aggregate grant date fair value of the matching notional RSUs granted under the NQDC Plan in the applicable fiscal year set forth in the “Stock awards” column of the “—Summary compensation table” and (y) the portion of their annual incentive bonus for the applicable fiscal year paid in the form of RSUs and PSUs (for PSUs, assuming achievement of the applicable performance conditions as determined by the Compensation Committee), as set forth in footnote 5 to the “All other compensation” column in the “—Summary compensation table”. For additional information with respect to Messrs. Bogart’s and Molot’s annual incentive bonus paid in the form of RSUs and PSUs (at the election of the Compensation Committee), see “Executive compensation—Compensation discussion and analysis—Individual arrangements with Named Executive Officers—Bogart and Molot Employment Agreements” and “Executive compensation—Compensation discussion and analysis—Compensation structure and elements—Long-term incentive compensation”. Amounts in this column for Messrs. Licht and Arnott and Ms. O’Connell represent the aggregate grant date fair value of RSUs and PSUs granted under the OICP (or any predecessor plan thereto) (for PSUs, assuming achievement of the applicable performance conditions as determined by the Compensation Committee) set forth in the “Stock awards” column of the “—Summary compensation table”.
ii.Amounts in this column represent the respective share-based awards granted to the PEO and each of the non-PEO Named Executive Officers disclosed in the “Deduct: stock awards for PEO” and “Deduct: stock awards for non-PEO NEOs”, respectively, and corresponding footnote multiplied by the closing price of $8.92 per ordinary share on the NYSE on December 31, 2025, which was the last trading day for the 2025 fiscal year.

Measure:: 1
Pay vs Performance Disclosure
Name	Net realized gains/(losses) for the Principal Finance segment
Measure:: 2
Pay vs Performance Disclosure
Name	TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,176,660)	$ (3,333,443)	$ (1,458,625)	$ (1,821,722)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	2,879,269	6,099,134	1,600,970
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(491,474)	(1,039,608)	3,144,257	(846,047)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,238,181	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	257,219	99,389	(175,626)	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,046,789)	(1,047,307)	(679,112)	(767,192)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	152,172	913,703	1,428,254	733,575
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(251,157)	(479,393)	1,255,409	(406,844)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	847,117	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,147	32,742	(125,865)	(17,484)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0